Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment and Geographic Information
During the second quarter of 2015, the Company elected a new chief executive officer, who is also considered the Company's chief operating decision maker (CODM). Due to that change, the Company updated its reportable segments to reflect the manner in which its new CODM views the Company's businesses for purposes of reviewing performance, allocating resources and assessing future prospects and strategic execution. The Company now reports its results of operations primarily through the following reportable segments: "Powder River Basin Mining," “Midwestern U.S. Mining," “Western U.S. Mining,” “Australian Metallurgical Mining," "Australian Thermal Mining," “Trading and Brokerage” and “Corporate and Other.” Periods presented in this note have been recast for comparability.
The principal business of the Company's mining segments in the U.S. is the mining, preparation and sale of thermal coal, sold primarily to electric utilities in the U.S. under long-term contracts, with a portion sold into the seaborne markets as market conditions warrant. The Company's Powder River Basin Mining operations consist of its mines in Wyoming. The mines in that segment are characterized by surface mining extraction processes, coal with a lower sulfur content and Btu and higher customer transportation costs (due to longer shipping distances). The Company's Midwestern U.S. Mining operations reflect the Company’s Illinois and Indiana mining operations, which are characterized by a mix of surface and underground mining extraction processes, coal with a higher sulfur content and Btu and lower customer transportation costs (due to shorter shipping distances). The Company's Western U.S. Mining operations reflect the aggregation of the Southwest and Colorado mining operations. The mines in that segment are characterized by a mix of surface and underground mining extraction processes, coal with a lower sulfur content and Btu and generally higher customer transportation costs (due to longer shipping distances). Geologically, the Company's Powder River Basin operations mine sub-bituminous coal deposits, its Midwestern operations mine bituminous coal deposits and its Western operations mine both bituminous and sub-bituminous coal deposits.
The business of the Company's Australian operating platform is primarily export focused with customers spread across several countries, while a portion of the coal is sold within Australia. Generally, revenues from individual countries vary year by year based on electricity demand, the strength of the global economy, governmental policies and several other factors, including those specific to each country. The Company’s Australian Metallurgical Mining operations consist of mines in Queensland and New South Wales, Australia. The mines in that segment are characterized by both surface and underground extraction processes used to mine various qualities of metallurgical coal (low-sulfur, high Btu coal). The metallurgical coal qualities include hard coking coal, semi-hard coking coal, semi-soft coal and pulverized coal injection coal. The Company's Australian Thermal Mining operations predominantly consist of mines in New South Wales, Australia. The mines in that segment are characterized by both surface and underground extraction processes used to mine low-sulfur, high Btu thermal coal. The Company classifies its Australian mines within the Australian Metallurgical Mining or Australian Thermal Mining segments based on the primary customer base and coal reserve type of each mining operation. A small portion of the coal mined by the Australian Metallurgical Mining segment is of a thermal grade. Similarly, a small portion of the coal mined by the Australian Thermal Mining segment is of a metallurgical grade. Additionally, the Company may market some of its metallurgical coal products as a thermal coal product from time to time depending on market conditions.
The Company's Trading and Brokerage segment engages in the direct and brokered trading of coal and freight-related contracts through the trading and business offices. Coal brokering is conducted both as principal and agent in support of various coal production-related activities that may involve coal produced from our mines, coal sourcing arrangements with third-party mining companies or offtake agreements with other coal producers. The Trading and Brokerage segment also provides transportation-related services, which involves both financial derivative contracts and physical contracts. Collectively, coal and freight-related hedging activities include both economic hedging and, from time to time, cash flow hedging in support of our coal trading strategy.
The Company's Corporate and Other segment includes selling and administrative expenses, corporate hedging activities, mining and export/transportation joint ventures, restructuring charges and activities associated with the optimization of our coal reserve and real estate holdings, minimum charges on certain transportation-related contracts, the closure of inactive mining sites and certain energy-related commercial matters.
The Company’s CODM uses Adjusted EBITDA as the primary measure of segment profit and loss. Beginning with this report, the Company modified its definition of Adjusted EBITDA to also exclude the impact of changes in deferred tax asset valuation allowance related to equity affiliates because the Company believes that doing so is useful in comparing its 2014 results with those of prior periods. Also beginning in 2014, the Company modified its expense allocation practices to exclude restructuring and pension settlement charges from its Powder River Basin Mining, Midwestern U.S. Mining, Western U.S. Mining, Australian Metallurgical Mining, Australian Thermal Mining and Trading and Brokerage segment results because it believes such items do not reflect the core operating performance of those segments. Accordingly, such charges are now entirely reflected in the Corporate and Other segment. Segment results from prior periods have been reclassified to conform to the 2014 presentation. The Company defines Adjusted EBITDA as (loss) income from continuing operations before deducting net interest expense; income taxes; asset retirement obligation expenses; depreciation, depletion and amortization; asset impairment and mine closure costs; charges for the settlement of claims and litigation related to previously divested operations and changes in deferred tax asset valuation allowance and amortization of basis difference related to equity affiliates.
Segment results for the year ended December 31, 2014 were as follows:

	Powder River Basin Mining	Midwestern U.S. Mining	Western U.S. Mining	Australian Metallurgical Mining	Australian Thermal Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Revenues	$1,922.9	$1,198.1	$902.8	$1,613.8	$1,058.0	$58.4	$38.2	$6,792.2
Adjusted EBITDA	509.0	306.9	266.9	(151.1)	264.1	14.9	(396.7)	814.0
Additions to property, plant, equipment and mine development	19.7	57.4	18.2	53.9	30.2	—	15.0	194.4
Federal coal lease expenditures	276.5	—	0.2	—	—	—	—	276.7
Loss from equity affiliates	—	—	—	—	—	—	107.6	107.6
Segment results for the year ended December 31, 2013 were as follows:

	Powder River Basin Mining	Midwestern U.S. Mining	Western U.S. Mining	Australian Metallurgical Mining	Australian Thermal Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Revenues	$1,767.3	$1,335.5	$902.3	$1,773.4	$1,131.2	$66.0	$38.0	$7,013.7
Adjusted EBITDA	435.4	426.0	258.0	(120.0)	270.0	(19.9)	(202.3)	1,047.2
Additions to property, plant, equipment and mine development	15.8	27.2	32.2	165.7	64.6	0.1	22.8	328.4
Federal coal lease expenditures	276.5	—	0.3	—	—	—	—	276.8
Loss from equity affiliates	—	—	—	—	—	—	40.2	40.2
Segment results for the year ended December 31, 2012 were as follows:

	Powder River Basin Mining	Midwestern U.S. Mining	Western U.S. Mining	Australian Metallurgical Mining	Australian Thermal Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Revenues	$1,983.0	$1,403.7	$966.3	$2,187.5	$1,316.1	$199.9	$21.0	$8,077.5
Adjusted EBITDA	542.0	405.6	279.7	238.4	337.7	119.7	(86.6)	1,836.5
Additions to property, plant, equipment and mine development	71.5	74.7	49.9	666.7	76.7	0.1	46.4	986.0
Federal coal lease expenditures	276.5	—	—	—	—	—	—	276.5
Loss from equity affiliates	—	—	—	—	—	—	61.2	61.2

Asset details are reflected at the division level only for the Company's mining segments and are not allocated between each individual segment as such information is not regularly reviewed by the Company's CODM. Further, some assets service more than one segment within the division and an allocation of such assets would not be meaningful or representative on a segment by segment basis.
Assets as of December 31, 2014 were as follows:

	U.S. Mining	Australian Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Total assets	$4,099.1	$6,623.9	$300.7	$2,167.4	$13,191.1
Property, plant, equipment and mine development, net	3,739.9	5,503.7	1.1	1,332.6	10,577.3

Assets as of December 31, 2013 were as follows:

	U.S. Mining	Australian Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Total assets	$4,024.4	$7,081.2	$389.6	$2,638.2	$14,133.4
Property, plant, equipment and mine development, net	3,654.4	5,947.1	1.8	1,479.2	11,082.5
Assets as of December 31, 2012 were as follows:

	U.S. Mining	Australian Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Total assets	$3,986.4	$7,990.8	$543.9	$3,287.9	$15,809.0
Property, plant, equipment and mine development, net	3,603.6	6,595.5	1.6	1,601.0	11,801.7

A reconciliation of Adjusted EBITDA to consolidated loss from continuing operations, net of income taxes follows:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Total Adjusted EBITDA	$814.0	$1,047.2	$1,836.5
Depreciation, depletion and amortization	(655.7)	(740.3)	(663.4)
Asset retirement obligation expenses	(81.0)	(66.5)	(67.0)
Asset impairment and mine closure costs	(154.4)	(528.3)	(929.0)
Settlement charges related to the Patriot bankruptcy reorganization	—	(30.6)	—
Change in deferred tax asset valuation allowance related to equity affiliates	(52.3)	—	—
Amortization of basis difference related to equity affiliates	(5.7)	(6.3)	(4.6)
Interest expense	(428.2)	(425.2)	(405.6)
Interest income	15.4	15.7	24.5
Income tax (provision) benefit	(201.2)	448.3	(262.3)
Loss from continuing operations, net of income taxes	$(749.1)	$(286.0)	$(470.9)

The following table presents revenues as a percent of total revenue from external customers by geographic region:

	Year Ended December 31,
	2014	2013	2012
U.S.	59.5%	61.1%	55.4%
Japan	9.5%	9.8%	12.3%
China	6.1%	10.2%	6.8%
South Korea	5.2%	3.8%	5.8%
Other	19.7%	15.1%	19.7%
Total	100.0%	100.0%	100.0%

The Company attributes revenue to individual countries based on the location of the physical delivery of the coal.